LEASES (Details Narrative) - USD ($) $ in Thousands	Oct. 01, 2022	May 31, 2022	May 18, 2022	Apr. 30, 2022	Jan. 01, 2022	Sep. 30, 2021	Jan. 02, 2021	Jan. 01, 2021
Operating lease, right-of-use asset	$ 8,693		$ 1,635		$ 5,578		$ 3,433
Operating lease liability	9,487	$ 1,555	$ 1,829	$ 2,048	5,574
Operating lease term		10 years		10 years
New Lease Agreement [Member]
Operating lease, right-of-use asset						$ 2,735
Operating lease liability						$ 2,761
Lessee, operating lease, renewal term						8 years
Accounting Standards Update 2018-11 [Member]
Operating lease, right-of-use asset	8,693				5,578		5,578	$ 3,432
Operating lease liability	$ 9,487				$ 5,574		$ 5,574	$ 3,437